Commitments and contingencies (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017 USD ($)
Commitments and contingencies
Revenue | €	€ 19,453,617	€ 19,398,017	€ 17,618,685
Operating income | €	€ 1,369,438	€ 1,511,755	€ 1,852,290
Number of U.S. FDA Pending Warning Letters	1
Number of recorded information security breaches	1
Residual value guarantees in lease contracts	€ 766,423							$ 846,895
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment				€ 205,854	$ 231,715
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement funded by insurers						€ 179,284			$ 220,000
Settlement under a reciprocal reservation of rights						203,732			$ 250,000
Net litigation settlement expense recorded						48,896	$ 60,000
Contribution to personal injury settlement						24,448	30,000
Uninsured fees and costs accrued						€ 24,448	$ 30,000
Amount to be recovered by AIG, if it prevails in all its remaining claims	48,896							60,000
Amount that FMCH claims to recover	€ 88,012							$ 108,000
Conversion of Company into legal form of stock corporation
Commitments and contingencies
Number of plaintiffs who filed against resolution approving conversion of Company into legal form of stock corporation	4
Number of actions for contestation and annulment filed against resolution approving conversion of Company into legal form of stock corporation	2
Conversion of Company into legal form of stock corporation | Minimum
Commitments and contingencies
Period of proceedings regarding action for contestation and annulment against resolution, first instance	1 year
Period of proceedings regarding action for contestation and annulment against resolution, second instance	1 year
Tricare program
Commitments and contingencies
Revenue | €	€ 190,517
Operating income | €	€ 181,317
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of cases filed	5
Number of actions that received class certification	0
United States District Court for District of Arizona
Commitments and contingencies
Number of cases filed	4
Arizona State Superior Court for County of Maricopa
Commitments and contingencies
Number of cases filed	1